SHARE-BASED PAYMENTS - Number of Shares and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2019 Option $ / shares	Dec. 31, 2019 Option USD ($) $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2018 Option USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	29,360,235			25,781,798
Number of options, exercised | Option	(8,750)			(719,374)
Number of options, expired and forfeited | Option	(692,501)			(1,707,189)
Number of options, granted	11,850,000		11,850,000	6,005,000		6,005,000
Number of options, outstanding at end of year | Option	40,508,984			29,360,235
Number of options, exercisable at end of year | Option	24,902,923	24,902,923	24,902,923	12,962,574	12,962,574	12,962,574
Weighted average of exercise price, outstanding at beginning of year		$ 1.05			$ 1.05
Weighted average of exercise price, exercised		0.61			0.02
Weighted average of exercise price, expired and forfeited		1.03			0.96
Weighted average of exercise price, granted		0.87			0.66
Weighted average of exercise price, outstanding at end of year		1.03			1.05
Weighted average of exercise price, exercisable at end of year	$ 1.14	$ 1.14	$ 1.14	$ 1.25	$ 1.25	$ 1.25